Provisions - Narrative (Details) £ in Millions	12 Months Ended
	Mar. 31, 2025 GBP (£) site	Mar. 31, 2023 GBP (£)	Mar. 31, 2024 GBP (£)
Disclosure of other provisions [line items]
Weighted average duration of cash flows	10 years
Other provisions	£ 3,049	£ 2,642	£ 3,109
Other environment related provision
Disclosure of other provisions [line items]
Weighted average duration of cash flows		10 years 6 months
Other provisions	£ 2,172	£ 1,891	2,418
Other environment related provision | US
Disclosure of other provisions [line items]
Number of Superfund sites | site	3
Weighted average duration of cash flows	10 years
Other provisions	£ 2,065		2,310
Liability for claims and claims adjustment
Disclosure of other provisions [line items]
Other provisions	172		170
Liability for interconnector excess revenues
Disclosure of other provisions [line items]
Other provisions	£ 159		£ 76